CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income (loss)	$ 1,850	$ 930	$ (2,819)
Adjustments for the following non-cash items:
Depreciation	1,179	1,115	1,065
Unrealized financial instrument (gain) loss	191	102	(78)
Share of loss (earnings) from equity-accounted investments	(6)	(2)	4
Deferred income tax (recovery) expense	(15)	56	(134)
Other non-cash items	2	109	409
Remeasurement of BEPC exchangeable and class B shares	(1,800)	(1,267)	2,561
Dividends received from equity-accounted investments	4	3	3
Cash flows from (used in) operations before changes in related parties and working capital balances	1,405	1,046	1,011
Changes in due to or from related parties	(18)	(24)	(9)
Net change in working capital balances	(103)	(627)	(10)
Cash flows from (used in) operating activities	1,284	395	992
Financing activities
Proceeds from non-recourse borrowings	3,460	4,133	2,927
Repayment of non-recourse borrowings	(2,571)	(2,641)	(2,914)
Capital contributions from non-controlling interests	369	65	329
Capital contributions from the partnership	0	0	102
Capital repaid to non-controlling interests	(54)	(181)	(82)
Payments to acquire or redeem entity's shares	0	0	(44)
Distributions paid:
To participating non-controlling interests	(1,286)	(675)	(513)
To the partnership	(78)	0	(235)
Related party borrowings, net	(242)	(23)	(45)
Net cash flows from (used in) financing activities	(402)	678	(475)
Investing activities
Acquisitions net of cash and cash equivalents in acquired entity	(48)	(12)	(105)
Investment in property, plant and equipment	(847)	(1,354)	(373)
Proceeds from disposal of assets	92	376	17
Restricted cash and other	65	(37)	24
Cash flows from (used in) investing activities	(738)	(1,027)	(437)
Foreign exchange gain (loss) on cash	(19)	(33)	12
Increase	125	13	92
Net change in cash classified within assets held for sale	(8)	0	0
Balance, beginning of year	525	512	420
Balance, end of year	642	525	512
Supplemental cash flow information:
Interest paid	960	827	737
Interest received	32	20	19
Income taxes paid	$ 90	$ 49	$ 49